1933 Act No. 333-42181
                                                       1940 Act No. 811-08555

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 7                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 8                                                        [X]


                          EVERGREEN MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)

It is proposed  that this filing will become  effective:
  [ ]  immediately  upon filing  pursuant to paragraph (b)
  [ ] on (date) pursuant to paragraph (b)
  [X] 60 days  after  filing  pursuant  to  paragraph (a)(i)
  [ ] on (date)  pursuant  to paragraph  (a)(i)
  [ ] 75 days after filing pursuant to paragraph  (a)(ii)
  [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)

                          EVERGREEN MONEY MARKET TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 7
                                       TO
                             REGISTRATION STATEMENT


     This Post-Effective Amendment No. 7 to Registrant's Registration Statement No. 333-42181/811-08555 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

     Prospectuses for Evergreen Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen Treasury Money Market Fund, Evergreen Florida Municipal Money Market Fund and Evergreen New Jersey Municipal Money Market Fund are contained herein.


                                     PART B
                                     ------

     Statement of Additional Information for Evergreen Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen Treasury Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund and Evergreen New Jersey Municipal Money Market Fund are contained herein.




                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          EVERGREEN MONEY MARKET TRUST

                                     PART A

                                  PROSPECTUSES

Evergreen

                                  Money Market

                                      Funds


                  Evergreen Florida Municipal Money Market Fund
                           Evergreen Money Market Fund
                      Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund

                                     Class A

                                     Class B
                                     Class C

                            Prospectus, June 1, 1999

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a federal crime.

FUND SUMMARIES:

Evergreen Florida Municipal Money
 Market Fund                                     4
Evergreen Money Market Fund                      6
Evergreen Municipal Money Market Fund            8
Evergreen New Jersey Municipal Money
 Market Fund                                    10
Evergreen Pennsylvania Municipal Money
  Market Fund                                   12
Evergreen Treasury Money Market Fund            14

GENERAL INFORMATION:

The Funds' Investment Advisors                  16
Calculating the Share Price                     16

How to Choose an Evergreen Fund                 16


How to Choose the Share Class

That Best Suits You                             17
How to Buy Shares                               17
How to Redeem Shares                            18
Other Services                                  19
The Tax Consequences of
Investing in the Funds                          20
Fees and Expenses of the Funds                  21
Financial Highlights                            21
Other Fund Practices                            21


In general, Funds included in this prospectus seek to provide investors with current income, stability of principal and liquidity.


Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

Investment Goal
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors
What are the specific risks for an investor in the Fund?

Performance
How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

Money Market Funds

typically rely on a combination of the following strategies:
investing $1.00 per share net asset value.

investing in high-quality, short-term money market instruments including U.S. government securities;

investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments;


may be appropriate for investors who:

  are seeking a conservative investment which invests in relatively safe securities.


  are seeking a Fund for short-term investment.


Following this overview, you will find information on each Money Market Fund's specific investment strategies and risks.


Risk Factors for All Mutual Funds
Please remember that mutual fund investment shares are:
o  not guaranteed to achieve their investment goal
o not insured, endorsed or guaranteed by the FDIC, a bank or any government agency o subject to investment risks, including possible loss of your original investment


Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.


Here are the most important factors that may affect the value of your investment:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If your Fund invests a significant portion of its portfolio in debt securities interest rates rise, then the value of your investment may decline. When interest rates go down, interest earned by your Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays.


Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If your Fund invests in debt securities then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.


Concentration Risk

An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named State's economy that may weaken or jeopardize the ability of the State's municipal bond issuers to pay interest and principal on their bonds. As a result, the Fund's shares may fluctuate more widely in value than those of a Fund investing in municipal bonds from a number of different states.

Florida Municipal Money Market Fund

FUND FACTS:

Goal:
o  High Level of Current Income Exempt from Federal Tax
o  Preserve Capital
o  Maintain Liquidity and Stability of Principal

Principal Investments:
o Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
o Class A

Investment Advisor:
o Evergreen Asset Management Corp.

NASDAQ Symbols:
EFIXX (Class A)

Dividend Payment Schedule:
Monthly




investment Goal

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

investment Strategy

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests at least 80% of its net assets in Municipal Money Market Securities issued by the state of Florida. The municipal securities which the Fund invest in are high quality debt obligation issued by the state of Florida. However, the Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes.

The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax (other than the alternative minimum tax) exempt from the the Florida intangible personal property tax.


Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

o  Interest Rate Risk
o  Credit Risk
o  Concentration Risk


The performance of the Florida Municipal Money Market Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of Florida issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. For more information on the factors that could affect the ability of the bond issuers to pay interest and principal on securities acquired by the Fund, see the Statement of Additional Information.



Performance

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage Class A shares of the Fund in each calendar year since inception. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.


Year-by-Year Total Return for Class A Shares (%)
1998

Best Quarter:        Not Applicable
Worst Quarter:       Not Applicable


The next table lists the Fund's average annual total return by class since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/98)*
         Inception                                 Performance
           Date                                       Since
         of Class   1 year   5 year     10 year
Class A  10/26/98     N/A      N/A      N/A          10/26/98


To obtain current yield information call 1-800-343-2898.



Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
  Shareholder Transaction Expense Class A
                                   None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses Operating Expenses*
  Class A    0.45%     0.30%     0.37%         1.12%
*Actual for the fiscal period ended 1/31/99.

Operating expenses reflected above are for 98 days, the amount of time between the inception date, on 10/26/98, and the Fund's fiscal year end, on 1/31/99. This resulted in a higher expense ratio, due to a full year's costs having been incurred over a shorter period of time. The annual fund-operating expenses ratio for the fiscal year ending 1/31/2000 is estimated to be 0.91%.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

              Class A

  After 1 year$  114
  After 3 years$  356

Money Market Fund
FUND FACTS:


Goal:

o High Level of Current Income
o Preserve Capital
o Provide Liquidity


Principal Investments:

o Money Market instruments

Classes of Shares Offered in this Prospectus:

o Class A
o Class B
o Class C


Investment Advisor:
o Evergreen Asset Management Corp.

NASDAQ Symbols:
EMAXX (Class A)
EMBXX (Class B)


Dividend Payment Schedule:

Monthly



investment Goal


The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.



investment Strategy


The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests in high quality money market securities. These securities can include certificates of deposit and bankers' acceptances, commercial paper, U.S. treasury obligations, short-term corporate obligations and repurchase agreements determined to present minimal credit risk.

The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:


o  Interest Rate Risk
o  Credit Risk



PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)*
1989   1990     1991   1992   1993  1994   1995  1996    1997    1998
9.41   8.30    6.26    3.88   3.22  3.98   5.36  4.90    5.01    4.95

Best Quarter:        2nd Quarter 1989         +2.42%*
Worst Quarter:       1st Quarter 1994         +0.78%*


The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return*
(For the period ended 12/31/98)
         Inception                            Performance
           Date                                   Since
         of Class   1 year   5 year   10 year   11/2/87

Class A   1/4/95     4.95%    4.83%    5.51%      5.72%
Class B   1/26/95    -.78%    3.91%    5.22%      5.46%
Class C   8/1/97     3.21%    4.78%    5.48%      5.70%


*Historical performance for Classes A, B and C prior to inception reflects that of Class Y, the original class offered, the inception date of which is 11/2/87, and does not include 12b-1 fees. If such fees were reflected returns would have been lower.


 To obtain current yield information call 1-800-343-2898.



Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)
Shareholder Transaction Expenses             Class A   Class B   Class C
Maximum deferred sales charge
   (as a % of either the redemption
   amount or initial investment,
   whichever is lower)                       None     5.00%      1.00%




 Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses Operating Expenses*
  Class A    0.46%     0.30%     0.09%         0.85%
  Class B    0.46%     1.00%     0.09%         1.55%
  Class C    0.46%     1.00%     0.09%         1.55%
*Actual for the fiscal year ended 1/31/99.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

Assuming Redemption at          Assuming
                   End of Period            No Redemption

                    Class A   Class B   Class C    Class B   Class C
  After 1 year      $   87    $  658    $  258      $  158    $  158
  After 3 years     $  271    $  790    $  490      $  490    $  490
  After 5 years     $  471    $1,045    $  845      $  845    $  845
  After 10 years    $1,049    $1,569    $1,845      $1,569    $1,845

Municipal Money Market Fund

FUND FACTS:

Goal:

o High Level of Current Income Exempt from Federal Tax
o Preserve Capital
o Provide Liquidity


Principal Investments:

o Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

o Class A


Investment Advisor:
o Evergreen Asset Management Corp.

NASDAQ Symbols:
 EXAXX (Class A)


Dividend Payment Schedule:

Monthly

investment Goal


The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.



investment Strategy


The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests substantially all of its assets in a diversified portfolio of Municipal Money Market securities determined to present minimal credit risk. The municipal securities which the Fund invests in are short-term debt obligations issued by any U.S. state. However, the Fund may temporarily invest more than 20% of its total taxable securities for defensive purposes.

The Fund invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax.

The Fund may also invest up to 20% of its assets in high quality short-term obligations which are taxable securities.



Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:


o Interest Rate Risk
o Credit Risk

PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results

The chart below shows the percentage gain or loss for Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)*
     1989  1990  1991  1992   1993   1994   1995  1996   1997    1998
     6.65  6.10  4.88  3.16   2.48   2.76   3.48  3.08   3.19    3.10

Best Quarter:        2nd Quarter 1989         +1.72%*
Worst Quarter:       1st Quarter  1994        +0.60%*


The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return*
(for the period ended 12/31/98)
         Inception                            Performance
           Date                                   Since
         of Class   1 year   5 year   10 year     11/2/88
Class A   1/5/95     3.10%    3.12%    3.88%      3.92%


*Historical performance for Class A prior to inception reflects that of Class Y, the original class offered, the inception date of which is 11/2/88, and does not include 12b-1 fees. If such fees were reflected returns would have been lower.

To obtain current yield information call 1-800-343-2898.
Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.


Shareholder Fees

(fees paid directly from your investment)

Shareholder Transaction Expenses    Class A
                                    None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


                    Management     12b-1         Other           Total Fund
                      Fees         Fees         Expenses     Operating Expenses*
  Class A            0.49%         0.30%          0.08%             0.87%

*Actual for the fiscal year ended 1/31/99.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses


                      Class A
  After 1 year        $    89
  After 3 years       $   278
  After 5 years       $  482
  After 10 years      $1,073

New Jersey Municipal Money Market Fund
FUND FACTS:

Goal:
i High Level of Current Income Exempt from Federal Tax i Preserve Capital i Maintain Liquidity and Stability of Principal

Principal Investments:
i Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
o Class A

Investment Advisor:
Evergreen Asset Management Corp.

NASDAQ Symbols:
ENJXX (Class A)

Dividend Payment Schedule:
Monthly

investment Goal

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


investment Strategy


The following supplements the investment strategies discussed in the "overview" on page 1.


The Fund invests at least 80% of its net assets in Municipal Money Market Securities issued by the state of New Jersey. The municipal securities which the Fund invest in are high quality debt obligations issued by the state of New Jersey. However, the Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes.

The Fund normally invest its assets so that at least 80% of its annual interest income tax exempt from federal income tax (other than alternative minimum tax).



Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

o  Interest Risk
o  Credit Risk

o  Concentration Risk

The performance of the New Jersey Municipal Money Market Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of New Jersey issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. For more information on the factors that could affect the ability of the bond issuers to pay interest and principal on securities acquired by the Fund, see the Statement of Additional Information.

Performance

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)
1998

Best Quarter:        Not Applicable
Worst Quarter:       Not Applicable

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund.


Average Annual Total Return
(for the period ended 12/31/98)
         Inception                            Performance
           Date                                  Since
         of Class   1 year   5 year   10 year
Class A  10/26/98    N/A       N/A      N/A

To obtain current yield information call 1-800-343-2898.

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Shareholder Transaction Expenses    Class A
                                    None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                    Management      12b-1       Other          Total Fund
                      Fees          Fees      Expenses    Operating Expenses*
  Class A           0.45%           0.30%       0.34%         1.09%
*Actual for the fiscal period ended 1/31/99

Operating expenses reflected above are for 98 days, the amount of time between the inception date, on 10/26/98, and the Fund's fiscal year end, on 1/31/99. This resulted in a higher expense ratio, due to a full year's costs having been incurred over a shorter period of time. The annual fund operating expense ratio for the fiscal year ending 1/31/2000 is estimated to be 0.90%.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

              Class A
  After 1 year $111
  After 3 years$347

Pennsylvania Municipal Money Market Fund
FUND FACTS:


Goal:

o  High Level of Current Income Exempt from Federal Tax
o  Preserve Capital
o  Provide Liquidity


Principal Investments:

o Municipal Money Market Securities


Class of Shares Offered in this Prospectus:

o Class A

Investment Advisor:

o Evergreen Investment Management

NASDAQ Symbols:
EPPXX (Class A)


Dividend Payment Schedule:

Monthly



investment Goal


The Fund seeks to provide investors with as high a level of current income as is consistent with preservation of capital and providing liquidity.



investment Strategy


The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests at least 80% of its net assets in Municipal Money Market Municipal Securities issued by the state of Pennsylvania. The municipal securities which the Fund invest in are high quality debt obligations issued by the state of Pennsylvania. However, the Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes.

The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax (other than the alternative minimum tax).

The Fund may also invest up to 20% of its assets in taxable securities.

In addition, the Fund may also invest in U.S. dollar-denominated foreign commercial paper.


Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:


o Interest Rate Risk
o Credit Risk
o Concentration Risk

In addition, the Fund's investment in U.S. dollar-denominated foreign commercial paper could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment.

An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, there is no limit on the percentage of assets that can be invested in any single issuer. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the fund's portfolio.

The performance of the Pennsylvania Municipal Money Market Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of Pennsylvania issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. For more information on the factors that could affect the ability of the bond issuers to pay interest and principal on securities acquired by the Fund, see the Statement of Additional Information.

PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since inception. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)*
1992  1993 1994  1995 1996  1997 1998
2.87  2.12 2.54  3.66 3.02  3.12 2.99


Best Quarter:        2nd Quarter 1995         +0.99%*
Worst Quarter:       1st Quarter 1994         +0.49%*


The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return*
(for the period ended 12/31/98)
         Inception                           Performance
           Date     1 year   5 year   10 year    Since
         of Class                              8/15/91
Class A   8/22/95    2.99%    3.06%     N/A       2.98%

*Historical performance for Class A prior to inception reflects that of Class Y, the original class offered, the inception date of which is 8/15/91, and does not include 12b-1 fees. If such fees were reflected, returns would have been lower.

 To obtain current yield information call 1-800-343-2898.

Expenses


This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)


   Shareholder Transaction ExpensesClass A
                                   None

 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)


                    Management      12b-1      Other          Total Fund
                      Fees          Fees      Expenses    Operating Expenses*
  Class A             0.40%         0.30%       0.11%            0.81%

*Actual for the fiscal period ended 1/31/99.
The Fund is currently waiving 12b-1 fees in the amount of 0.20%. Total fund operating expenses net of these waivers is 0.61%.



The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses


                       Class A
  After 1 year$          83
  After 3 years$         259
  After 5 years$         450
  After 10 years         $1,002

Treasury Money Market Fund

FUND FACTS:

Goal:

o Stability of Principal
o Current Income


Principal Investments:

o Short-term U.S. Treasury obligations

Class of Shares Offered in this Prospectus:

o Class A

Investment Advisor:

o Evergreen Investment Management

NASDAQ Symbols:
ETAXX (Class A)


Dividend Payment Schedule:

Monthly



investment Goal


The Fund seeks to maintain stability of principal while earning current income.




investment Strategy


The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund will invest in short-term treasury obligations with an average dollar-weighted maturity of 60 days or less.

The Fund may enter into repurchase agreements collateralized by the types of securities in which it may invest.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:


o Interest Rate Risk
o Credit Risk

Performance


The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since inception. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)
     1992      1993      1994      1995      1996      1997      1998
     3.36      2.73      3.75      5.38      4.78      4.92      4.83

Best Quarter:        2nd Quarter 1995          +1.36%
Worst Quarter:       4th Quarter 1993          +0.67%


The next table lists the Fund's average annual return by class over the past one and five years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/98)
         Inception                          Performance
           Date     1 year   5 year   10 year   Since
         of Class                              3/6/91
Class A   3/6/91     4.83%    4.73%     N/A     4.37%

To obtain current yield information call 1-800-343-2898.


Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.


Shareholder Fees
(fees paid directly from your investment)

   Shareholder Transaction ExpensesClass A
                                   None

 Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

               Management     12b-1          Other         Total Fund
                 Fees         Fees         Expenses    Operating Expenses*
  Class A       0.35%         0.30%          0.08%            0.73%
*Actual for the fiscal year ended 1/31/99.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

              Class A

     After 1 year       $   75
     After 3 years      $  233
     After 5 years      $  406
     After 10 years     $  906

The Funds' Investment Advisors


Each investment advisor manages a Fund's investments and supervises its daily business affairs. There are two different investment advisors for the Evergreen Money Market Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $237.4 billion in consolidated assets as of December 31, 1998. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Asset Management Corp. (EAMC) is the investment advisor to:
o         Florida Municipal Money Market Fund
          Money Market Fund
          Municipal Money Market Fund
o         New Jersey Municipal Money Market Fund

EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $18.2 billion in assets for 21 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

Evergreen Investment Management (EIM) is the investment advisor to:

          Pennsylvania Municipal Money Market Fund
o         Treasury Money Market Fund

EIM (formerly known as the Capital Management Group or CMG), a division of First Union National Bank, has been managing money for over 50 years and currently manages over $32.9 billion in assets for 43 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.


Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally.


Calculating The Share Price


The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Funds' Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Florida Municipal Money Market, Municipal Money Market Fund, New Jersey Municipal Money Market and Pennsylvania Municipal Money Market Fund Only Prior to investing in Evergreen Municipal Money Market Fund or Evergreen Pennsylvania Municipal Money Market Fund, the investor may want to determine which investment (tax-free or taxable) will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:

6% Tax-Free Yield /(1-.36 Tax Rate) = 6/.64 = 9/38% Taxable Yield.


How To Choose An evergreen Fund


When choosing an Evergreen Fund, you should:

   Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
Request any additional information you want about the Fund, such as the Statement of Additional Information, Annual Report or Semi-Annual Report by calling 1-800-343-2898.

How To Choose The Share
Class That Best Suits You


After choosing a Fund , you select a share class. Each Fund only offers a single retail share class (except Money Market Fund, which offers three). Each retail class of shares has its own sales charge except Class A. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest.


Class A


Each Fund offers Class A shares at net asset value without an initial sales charge. However, certain broker-dealers and other financial institutions may impose a fee in connection with Class A purchases of the Funds.

Class B (Money Market Fund Only)

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as the 12b-1 fee. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

Time Held              Contingent Deferred Sales Charge


   Month of Purchase + First 12 Month Period           5.00%
   Month of Purchase + Second 12 Month Period          4,00%
   Month of Purchase + Third 12 Month Period           3.00%
   Month of Purchase + Fourth 12 Month Period          3,00%
   Month of Purchase + Fifth 12 Month Period           2,00%
   Month of Purchase + Sixth 12 Month Period           1.00%
   Thereafter  0%
   After 7 Years Converts to Class A
   Dealer Allowance                                     4.00%

The deferred sales charge percentage is applied to the value of the shares when purchased or when redeemed, whichever is less. No deferred sales charge is paid on shares purchased through dividend or capital gain reinvestments or on any gain in the value of your shares.


Class C (Money Market Fund Only)
Class C Shares of the Money Market Fund are similar to Class B Shares, except the deferred sales charge is less and only applies if shares are redeemed within the first year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fee continues for the life of the account.

   Time Held                    Deferred Sales Charge


   Month of Purchase + Less Than 1 Year 1.00% Month of Purchase + 1 Year or More 0%


Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

o When the shares were purchased through reinvestment of dividends/capital gains
o Death or disability o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Automatic IRA withdrawals if your age is at least 591/2 o Automatic withdrawals of up to 1.0% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant



How To Buy Shares

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments
                                   Initial     Additional

  Regular Accounts                 $1,000         None
  IRAs                              $250          None
  Systematic Investment Plan         $50           $25


Method

By Mail or through
an Investment Professional


Opening an Account

o Complete and sign the account application.
o Make the check payable to Evergreen Funds.
o Mail the application and your check to the address below:

Evergreen Service Company               Overnight Address:
P.O. Box 2121                           Evergreen Service Company
Boston, MA  02106-2121                  200 Berkeley St.
                                        Boston, MA  02116-5039

o Or deliver them to your investment representative (provided he or she has a broker-dealer arrangement with Evergreen Distributor, Inc.


Adding to an Account

o Make your check payable to Evergreen Funds o Write a note specifying:
  - the Fund name
  - share class
  - your account number
  - the name(s) in which the account is registered
o Mail to the address to the left or deliver to your investment representative

By Phone

o Call 1-800-343-2898 to set up an account number and get wiring instructions (call before 12 noon if you want wired funds to be credited that day).
o Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
o Complete the account application and mail to:

     Evergreen Service Company     Overnight Address:
     P.O. Box 2121                 Evergreen Service Company
     Boston, MA  02106-2121        200 Berkeley St.
                                   Boston, MA  02116-5039

o Wires received after 4:00 p.m. Eastern time on market trading days will receive the next market day's closing price.

o Call the Evergreen Express Line at
  1-800-346-3858 24 hours a day or
  1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
o If your bank account is set up on file, you can request either:
  - Federal Funds Wire (offers immediate access to funds) or

  - Electronic transfer through the Automated Clearing House, which avoids wiring fees.


By Exchange

o You can make an additional investment by exchange from an existing Evergreen Fund's account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858*.

i  You can only exchange shares within the same class.
o There is no sales charge or redemption fee when exchanging Funds within the Evergreen Funds family.
o Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).
o Exchanges are limited to three per calendar quarter, and five per calendar year.

o Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (see below).


Systematic Investment Plan (SIP)
o You can transfer money automatically from your bank account into your Fund on a monthly basis. o Initial investment minimum is $50 if you invest at least $25 per month with this service. o To enroll, check off the box on the account application and provide:
  - your bank account information
  - the amount and date of your monthly investment
o To establish automatic investing for an existing account, call 1-800-343-2898 for an application.
o The minimum is $25 per month or $75 per quarter.
o You can also establish an investing program through direct deposit from your paycheck. Call 1-800-343-2898 for details.

Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.


How To redeem Shares

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:


Methods

Call Us

Requirements

o Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
o This service must be authorized ahead of time, and is only available for regular accounts.* o All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.
o We can either:
  - wire the proceeds into your bank account (service charges may apply)
  - electronically transmit the proceeds to your bank account via the Automated Clearing House service - mail you a check.
o All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
o See exceptions list below for requests that must be made in writing.

Write Us

o You can mail a redemption request to:

Evergreen Service Company
P.O. Box 2121
Boston, MA  02106-2121


Overnight Address:

Evergreen Service Company
200 Berkeley St.
Boston, MA  02116-5039


o Your letter of instructions must:
  - list the Fund name and the account number
  - indicate the number of shares or dollar value you wish to redeem
  - be signed by the registered owner(s)
o See exceptions list below for requests that must be signature guaranteed.
o To redeem from an IRA or other retirement account, call 1-800-346-3858 for a special application.


Sell Your Shares in Person

o You may also redeem your shares through participating broker-dealers by delivering a letter as described above to your broker-dealer.
o A fee may be charged for this service.

Systematic
Withdrawal
Plan (SWP)

o You can transfer money automatically from your Fund account on a monthly or quarterly basis without redemption fees. o The withdrawal can be mailed to you, or deposited directly to your bank account.

o The minimum is $75 per month.
o The maximum is 1% of your account per month or 3% per quarter.
o To enroll, call 1-800-343-2898 for an application.


Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer.

We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.


Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and Evergreen Funds against fraud, certain redemption requests must be in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You are redeeming more than $50,000

o You want the proceeds  transmitted to a bank account not listed on the account
o You want the proceeds payable to anyone other than the registered owner(s) of the account o Either your address or the address of your bank account has been changed within 30 days o The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document


Who Can Provide A Signature Guarantee:
o Commercial Bank
o Trust Company
o Savings Association
o Credit Union
o Member of a U.S. stock exchange


Other Services

Evergreen Express Line
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included.

                                    Evergreen

                                  Money Market

                                      Funds


                  Evergreen Florida Municipal Money Market Fund
                           Evergreen Money Market Fund
                      Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund
                                     Class Y

                            Prospectus, June 1, 1999

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a federal crime.

FUND SUMMARIES:

Evergreen Florida Municipal Money
 Market Fund                                     4
Evergreen Money Market Fund                      6
Evergreen Municipal Money Market Fund            8
Evergreen New Jersey Municipal Money
 Market Fund                                    10
Evergreen Pennsylvania Municipal Money
  Market Fund                                   12
Evergreen Treasury Money Market Fund            14

GENERAL INFORMATION:

The Funds' Investment Advisors                  16
Calculating the Share Price                     16

How to Choose an Evergreen Fund                 16


How to Choose the Share Class

That Best Suits You                             17
How to Buy Shares                               17
How to Redeem Shares                            18
Other Services                                  19
The Tax Consequences of
Investing in the Funds                          20
Fees and Expenses of the Funds                  21
Financial Highlights                            21
Other Fund Practices                            21


In general, Funds included in this prospectus seek to provide investors with current income, stability of principal and liquidity.


Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

Investment Goal
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors
What are the specific risks for an investor in the Fund?

Performance
How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

Money Market

 Funds

typically rely on a combination of the following strategies:
o        investing $1.00 per share net asset value;

o investing in high-quality, short-term money market instruments including U.S. government securities;

o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments;



may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities.


o        are seeking a Fund for short-term investment.


Following this overview, you will find information on each Money Market Fund's specific investment strategies and risks.


Risk Factors for All Mutual Funds
Please remember that mutual fund investment shares are:
o  not guaranteed to achieve their investment goal
o not insured, endorsed or guaranteed by the FDIC, a bank or any government agency o subject to investment risks, including possible loss of your original investment


Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.


Here are the most important factors that may affect the value of your investment:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If your Fund invests a significant portion of its portfolio in debt securities interest rates rise, then the value of your investment may decline. When interest rates go down, interest earned by your Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays.


Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If your Fund invests in debt securities then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.


Concentration Risk

An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named State's economy that may weaken or jeopardize the ability of the State's municipal bond issuers to pay interest and principal on their bonds. As a result, the Fund's shares may fluctuate more widely in value than those of a Fund investing in municipal bonds from a number of different states.

Florida Municipal Money Market Fund
FUND FACTS:

Goal:
o  High Level of Current Income Exempt from Federal Tax
o  Preserve Capital
o  Maintain Liquidity and Stability of Principal

Principal Investments:
o Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
o Class Y

Investment Advisor:
o Evergreen Asset Management Corp.

NASDAQ Symbols:
None

Dividend Payment Schedule:
Monthly




investment Goal

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


investment Strategy

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests at least 80% of its net assets in Municipal Money Market Securities issued by the state of Florida. The municipal securities which the Fund invest in are high quality debt obligations issued by the state of Florida. However, the Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes.

The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax (other than the alternative tax) exempt from the Florida intangible personal property tax.


Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

o Interest Rate Risk
o Credit Risk
o Concentration Risk


The performance of the Florida Municipal Money Market Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of Florida issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. For more information on the factors that could affect the ability of the bond issuers to pay interest and principal on securities acquired by the Fund, see the Statement of Additional Information.



Performance

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the calendar years since inception. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.


Year-by-Year Total Return for Class Y Shares (%)
1998

Best Quarter:        Not Applicable
Worst Quarter:       Not Applicable



The next table lists the Fund's average annual total return by class since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/98)
         Inception                          Performance
           Date     1 year   5 year   10 year  Since
         of Class                            12/29/98
Class Y  12/29/98


 To obtain current yield information call 1-800-343-2898.



Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
  Shareholder Transaction Expense Class Y
                                   None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

          Management   Other  Total Fund
             Fees    Expenses Operating Expenses*
  Class Y 0.45% 0.37% 0.82% *Actual for the fiscal period ended 1/31/99.

Operating expenses reflected above are for 98 days, the amount of time between the inception date, on 10/26/98, and the Fund's fiscal year end, on 1/31/99. This resulted in a higher expense ratio, due to a full year's cost having been incurred over a shorter period of time. The annual fund-operating expense ratio for the fiscal year ending 1/31/2000 is estimated to be 0.61%.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.



Example of Fund Expenses

              Class Y
  After 1 year $  84
  After 3 years$ 262

Money Market Fund
FUND FACTS:


Goal:

o High Level of Current Income
o Preserve Capital
o Provide Liquidity


Principal Investments:

o Money Market instruments

Class of Shares Offered in this Prospectus:
o Class Y

Investment Advisor:
o Evergreen Asset Management Corp.

NASDAQ Symbols:
EGMXX (Class Y)



Dividend Payment Schedule:

Monthly



investment Goal


The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.



investment Strategy


The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests in high quality money market securities. These securities can include certificates of deposit and bankers' acceptances, commercial paper, U.S. treasury obligations, short-term corporate obligations and repurchase agreements determined to present minimal credit risk.

The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.




Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:


o Interest Rate Risk
o Credit Risk


PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)
1989 1990 1991 1992 1993 1994 1995 1996 1997 1998
9.41  8.30  6.26  3.88  3.22  3.98  5.66  5.22  5.33  5.26
Best Quarter:       2nd Quarter 1989           +2.42%
Worst Quarter:       1st Quarter 1994          +0.78%

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(For the period ended 12/31/98)

         Inception                          Performance
           Date     1 year   5 year   10 year  Since
        of Class                              11/2/87

 Class Y  11/2/87    5.26%    5.08%    5.63%   5.84%


To obtain current yield information call 1-800-343-2898.




Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)
Shareholder Transaction Expenses             Class Y
                                  None




 Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


          Management   Other          Total Fund
             Fees    Expenses    Operating Expenses*
  Class Y    0.46%     0.09%     0.55%
*Actual for the fiscal year ended 1/31/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses


              Class Y After 1 year $ 56 After 3 years$176 After 5 years$307 After 10 years$689

Municipal Money Market Fund

FUND FACTS:

Goal:

o High Level of Current Income Exempt from Federal Tax
o Preserve Capital
o Provide Liquidity


Principal Investments:


o Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
o Class Y

Investment Advisor:
o Evergreen Asset Management Corp.

NASDAQ Symbols:
 EVTXX (Class Y)


Dividend Payment Schedule:

Monthly





investment Goal


The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.



investment Strategy


The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests substantially all of its assets in a diversified portfolio of Municipal Money Market Securities determined to present a minimal credit risk. The municipal securities which the Fund invests in are short-term debt obligations issued by any U.S. state. However, the Fund may temporily invest more than 20% of its total assets in taxable securities for defensive purposes.

The Fund invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax.

The Fund may also invest up to 20% of its assets in high quality short-term obligations which are taxable securities.



Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:


o  Interest Rate Risk
o  Credit Risk


PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)
1989  1990 1991  1992 1993  1994 1995  1996 1997  1998
6.65  6.10 4.88  3.16 2.48  2.76 3.77  3.39 3.50  3.40
Best Quarter:       2nd Quarter 1989            1.72%
Worst Quarter:       1st Quarter 1994           0.60%


The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/98)
         Inception                          Performance
           Date     1 year   5 year   10 year   Since
         of Class                              11/2/88
Class Y   11/2/88    3.40%    3.36%    4.00%    4.04%


To obtain current yield information call 1-800-343-2898.








Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.


Shareholder Fees

(fees paid directly from your investment)

Shareholder Transaction Expenses    Class Y
                                    None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

          Management   Other  Total Fund
             Fees    Expenses Operating Expenses*

  Class Y    0.49%     0.08%     0.57%
*Actual for the fiscal year ended 1/31/99


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses


                      Class Y
  After 1 year         $ 58
  After 3 years        $183
  After 5 years        $318
  After 10 years       $714

New Jersey Municipal Money Market Fund
FUND FACTS:

Goal:
i High Level of Current Income Exempt from Federal Tax i Preserve Capital i Maintain Liquidity and Stability of Principal

Principal Investments:
i Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
o Class Y

Investment Advisor:
Evergreen Asset Management Corp.

NASDAQ Symbols:
None

Dividend Payment Schedule:
Monthly




investment Goal

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


investment Strategy


The following supplements the investment strategies discussed in the "overview" on page 1.


The Fund invests at least 80% of its net assets in Municipal Money Market Securities issued by the state of New Jersey. The municipal securities which the Fund invest in are high quality debt obligation issued by the state of New Jersey. However, the Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes.


The Fund normally invest its assets so that at least 80% of its annual interest income tax exempt from federal income tax (other than the alternative minimum tax).




Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

o  Interest Rate Risk
o  Credit Risk
o  Concentration Risk


The performance of the New Jersey Municipal Money Market Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of New Jersey issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. For more information on the factors that could affect the ability of the bond issuers to pay interest and principal on securities acquired by the Fund, see the Statement of Additional Information.




Performance

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since inception. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)
1998

Best Quarter:        Not Applicable
Worst Quarter:       Not Applicable

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/98)
         Inception                         Performance
           Date     1 year   5 year   10 year  Since
         of Class
Class Y



To obtain current yield information call 1-800-343-2898.


Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Shareholder Transaction Expenses                Class Y
                                           None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

          Management   Other  Total Fund
             Fees    Expenses Operating Expenses*
  Class Y 0.45% 0.15% 0.60% *Estimated for the fiscal year ended 1/31/2000.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

              Class Y
  After 1 year $  61
  After 3 years$ 192

Pennsylvania Municipal Money Market Fund
FUND FACTS:


Goal:

o  High Level of Current Income Exempt from Federal Tax
o  Preserve Capital
o  Provide Liquidity


Principal Investments:

o Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
o Class Y


Investment Advisor:

o Evergreen Investment Management

NASDAQ Symbols:
EPAXX (Class Y)


Dividend Payment Schedule:

Monthly



investment Goal


The Fund seeks to provide investors with as high a level of current income as is consistent with preservation of capital and providing liquidity.



investment Strategy


The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests at least 80% of its net assets in Municipal Money Market Securities issued by the state of Pennsylvania. The municipal securities which the Fund invests in are high quality debt obligations issued by the state of Pennsylvania. However, the Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes.

The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax (other than the alternative minimum tax).

The Fund may also invest up to 20% of its assets in taxable securities.

In addition, the Fund may also invest in U.S. dollar-denominated foreign commercial paper.




Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:


o Interest Rate Risk
o Credit Risk
o Concentration Risk

In addition, the Fund's investment in U.S. dollar-denominated foreign commercial paper could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affct the value of your investment.


An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, there is no limit on the percentage of assets that can be invested in any single issuer. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the fund's portfolio.

The performance of the Pennsylvania Municipal Money Market Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of Pennsylvania issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. For more information on the factors that could affect the ability of the bond issuers to pay interest and principal on securities acquired by the Fund, see the Statement of Additional Information.





PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since inception. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses


Year-by-Year Total Return for Class Y Shares (%)
1992  1993 1994  1995 1996  1997 1998
2.87  2.12 2.54  3.66 3.07  3.23 3.09
Best Quarter:        2nd Quarter 1995          +0.99%
Worst Quarter:       1st Quarter 1994          +0.49%


The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund.



Average Annual Total Return
(for the period ended 12/31/98)
         Inception                         Performance
           Date     1 year   5 year   10 year  Since
         of Class                             8/15/91
Class Y   8/15/91    3.09%    3.11%     N/A    3.01%


To obtain current yield information call 1-800-343-2898.



Expenses


This section describes the fees and expenses you would pay if you bought and held shares of the Fund.


Shareholder Fees
(fees paid directly from your investment)


   Shareholder Transaction ExpensesClass Y
                                   None

 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)


          Management   Other  Total Fund
             Fees    Expenses Operating Expenses*
  Class Y    0.40%     0.12%     0.52%
*Actual for the fiscal year ended 1/31/99


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses


              Class Y After 1 year $ 53 After 3 years$167 After 5 years$291 After 10 years $653

Treasury Money Market Fund

FUND FACTS:

Goal:

o Stability of Principal
o Current Income


Principal Investments:

o Short-term U.S. Treasury obligations

Class of Shares Offered in this Prospectus:
o Class Y



Investment Advisor:

o Evergreen Investment Management

NASDAQ Symbols:
ETYXX (Class Y)


Dividend Payment Schedule:

Monthly



investment Goal


The Fund seeks to maintain stability of principal while earning current income.




investment Strategy


The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund will invest in a short-term treasury obligation with an average dollar-weighted maturity of 60 days or less.

The Fund may enter into repurchase agreements collateralized by the types of securities in which it may invest.




Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:


o  Interest Rate Risk
o  Credit Risk




Performance


The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the calendar year since inception. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)
1992  1993 1994  1995 1996  1997 1998
3.67  3.04 4.06  5.69 5.09  5.24 5.14

Best Quarter:        2nd Quarter 1995           1.43%
Worst Quarter:       4th Quarter 1993           0.75%


The next table lists the Fund's average annual return by class over the past one and five years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/98)
         Inception                          Performance
           Date     1 year   5 year   10 year  Since
         of Class                             3/6/91
Class Y   3/6/91     5.14%    5.04%     N/A    4.68%

To obtain current yield information call 1-800-343-2898.


Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.


Shareholder Fees
(fees paid directly from your investment)

   Shareholder Transaction ExpensesClass Y
                                   None

 Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

          Management   Other  Total Fund
             Fees    Expenses Operating Expenses*
  Class Y    0.35%     0.08%     0.43%
*Actual for the fiscal year ended 1/31/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.


Example of Fund Expenses

              Class Y After 1 year $ 44 After 3 years$138 After 5 years$241 After 10 years $542

THE Funds' Investment Advisors

Each investment advisor manages a Fund's investments and supervises its daily business affairs. There are two different investment advisors for the Evergreen Money Market Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $237.4 billion in consolidated assets as of December 31, 1998. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Asset Management Corp. (EAMC) is the investment advisor to:
o        Florida Municipal Money Market Fund
     Money Market Fund
     Municipal Money Market Fund
o        New Jersey Municipal Money Market Fund

EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $18.2 billion in assets for 21 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

Evergreen Investment Management (EIM) is the investment advisor to:

     Pennsylvania Municipal Money Market Fund
o        Treasury Money Market Fund

EIM (formerly known as the Capital Management Group or CMG), a division of First Union National Bank, has been managing money for over 50 years and currently manages over $32.9 billion in assets for 43 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.


Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally.


Calculating The Share Price


The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Funds' Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund Prior to investing in Evergreen Florida Municipal Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund or Evergreen Pennsylvania Municipal Money Market Fund, the investor may want to determine which investment (tax-free or taxable) will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:

6% Tax-Free Yield /(1-.36 Tax Rate) = 6/.64 = 9/38% Taxable Yield.


How To Choose An evergreen Fund


When choosing an Evergreen Fund, you should:

   Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
Request any additional information you want about the Fund, such as the Statement of Additional Information, Annual Report or Semi-Annual Report by calling 1-800-343-2898.


WHO CAN BUY CLASS Y SHARES

Class Y Shares are only offered to:

o Persons who owned shares in a Fund advised by Evergreen Asset Management Corp. on or before December 31, 1994.
o        Certain institutional investors.
o Investment advisory clients of an investment advisor of an Evergreen Fund (or the advisor's affiliate).



How To Buy Shares

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments
                                   Initial     Additional

  Regular Accounts                 $1,000         None
  IRAs                              $250          None
  Systematic Investment Plan         $50           $25


Method

By Mail or through
an Investment Professional


Opening an Account

o Complete and sign the account application.
o Make the check payable to Evergreen Funds.
o Mail the application and your check to the address below:

Evergreen Service Company        Overnight Address:
P.O. Box 2121                Evergreen Service Company
Boston, MA  02106-2121       200 Berkeley St.

                             Boston, MA  02116-5039

o Or deliver them to your investment representative (provided he or she has a broker-dealer arrangement with Evergreen Distributor, Inc.




Adding to an Account

o Make your check payable to Evergreen Funds o Write a note specifying:
  - the Fund name
  - share class
  - your account number
  - the name(s) in which the account is registered
o Mail to the address to the left or deliver to your investment representative

By Phone

o Call 1-800-343-2898 to set up an account number and get wiring instructions (call before 12 noon if you want wired funds to be credited that day).
o Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
o Complete the account application and mail to:

     Evergreen Service Company Overnight Address:
     P.O. Box 2121             Evergreen Service Company
     Boston, MA  02106-2121    200 Berkeley St.

                               Boston, MA  02116-5039


o Wires received after 4:00 p.m. Eastern time on market trading days will receive the next market day's closing price.

o Call the Evergreen Express Line at
  1-800-346-3858 24 hours a day or
  1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
o If your bank account is set up on file, you can request either:
  - Federal Funds Wire (offers immediate access to funds) or

  - Electronic transfer through the Automated Clearing House, which avoids wiring fees.


By Exchange

o You can make an additional investment by exchange from an existing Evergreen Fund's account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858*.

i  You can only exchange shares within the same class.
o There is no sales charge or redemption fee when exchanging Funds within the Evergreen Funds family.
o Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).
o Exchanges are limited to three per calendar quarter, and five per calendar year.

o Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (see below).


Systematic Investment Plan (SIP)
o You can transfer money automatically from your bank account into your Fund on a monthly basis. o Initial investment minimum is $50 if you invest at least $25 per month with this service. o To enroll, check off the box on the account application and provide:
  - your bank account information
  - the amount and date of your monthly investment
o To establish automatic investing for an existing account, call 1-800-343-2898 for an application.
o The minimum is $25 per month or $75 per quarter.
o You can also establish an investing program through direct deposit from your paycheck. Call 1-800-343-2898 for details.

Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.


How To redeem Shares


We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:


Methods

Call Us

Requirements

o Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
o This service must be authorized ahead of time, and is only available for regular accounts.*
o All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.
o We can either:
  - wire the proceeds into your bank account (service charges may apply)
  - electronically transmit the proceeds to your bank account via the Automated Clearing House service - mail you a check.
o All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
o See exceptions list below for requests that must be made in writing.

Write Us

o You can mail a redemption request to:

Evergreen Service Company
P.O. Box 2121
Boston, MA  02106-2121


Overnight Address:

Evergreen Service Company
200 Berkeley St.
Boston, MA  02116-5039


o Your letter of instructions must:
  - list the Fund name and the account number
  - indicate the number of shares or dollar value you wish to redeem
  - be signed by the registered owner(s)
o See exceptions list below for requests that must be signature guaranteed.
o To redeem from an IRA or other retirement account, call 1-800-346-3858 for a special application.


Sell Your Shares in Person

o You may also redeem your shares through participating broker-dealers by delivering a letter as described above to your broker-dealer.
o A fee may be charged for this service.

Systematic
Withdrawal
Plan (SWP)

o You can transfer money automatically from your Fund account on a monthly or quarterly basis without redemption fees. o The withdrawal can be mailed to you, or deposited directly to your bank account.

o The minimum is $75 per month.
o The maximum is 1% of your account per month or 3% per quarter.
o To enroll, call 1-800-343-2898 for an application.


Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer.

We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.


Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and Evergreen Funds against fraud, certain redemption requests must be in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You are redeeming more than $50,000

o You want the proceeds  transmitted to a bank account not listed on the account
o You want the proceeds payable to anyone other than the registered owner(s) of the account o Either your address or the address of your bank account has been changed within 30 days o The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document


Who Can Provide A Signature Guarantee:
o Commercial Bank
o Trust Company
o Savings Association
o Credit Union
o Member of a U.S. stock exchange


Other Services

Evergreen Express Line
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included.

                          EVERGREEN MONEY MARKET TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          EVERGREEN MONEY MARKET TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION

                                June 1, 1999


         Evergreen Florida Municipal Money Market Fund ("Florida Fund")
                   Evergreen Money Market Fund ("Money Fund")
            Evergreen Municipal Money Market Fund ("Municipal Fund")
      Evergreen New Jersey Municipal Money Market Fund ("New Jersey Fund")
    Evergreen Pennsylvania Municipal Money Market Fund ("Pennsylvania Fund")
             Evergreen Treasury Money Market Fund ("Treasury Fund")

                     (Each a "Fund"; together, the "Funds")


                      Each Fund is a series of an open-end
                          management investment company
                        known as Evergreen Money Market
                              Trust (the "Trust")


         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated June 1, 1999 for the Fund in which you are making or contemplating an investment. The Funds are offered through two separate prospectuses: one offering Class A shares of each Fund and Class B and Class C shares of Evergreen Money Market Fund and one offering Class Y shares of each Fund. You may obtain any of these prospectuses without charge by calling (800)-343-2898.

         Certain information may be incorporated by reference to the Funds Annual Report dated January 31, 1999. You may obtain a copy of the Annual Report without charge by calling (800)-343-2898.

                                       G-3
24388


                                TABLE OF CONTENTS

PART 1

TRUST HISTORY......................................................................................1-3
INVESTMENT POLICIES................................................................................1-3
OTHER SECURITIES AND PRACTICES.....................................................................1-5
PRINCIPAL HOLDERS OF FUND SHARES...................................................................1-5
EXPENSES...........................................................................................1-8
PERFORMANCE......................................................................................1-12
SERVICE PROVIDERS.................................................................................1-14
FINANCIAL STATEMENTS..............................................................................1-16
ADDITIONAL INFORMATION CONCERNING FLORIDA.........................................................1-17
ADDITIONAL INFORMATION CONCERNING NEW JERSEY......................................................1-22
ADDITIONAL INFORMATION CONCERNING PENNSYLVANIA....................................................1-25

PART 2
ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES......................................2-1
PURCHASE, REDEMPTION AND PRICING OF SHARES........................................................2-12
SALES CHARGE WAIVERS AND REDUCTIONS...............................................................2-14
PERFORMANCE CALCULATIONS..........................................................................2-17
PRINCIPAL UNDERWRITER.............................................................................2-19
DISTRIBUTION EXPENSES UNDER RULE 12b-1............................................................2-20
TAX INFORMATION...................................................................................2-22
BROKERAGE.........................................................................................2-25
ORGANIZATION......................................................................................2-26
INVESTMENT ADVISORY AGREEMENT.....................................................................2-27
MANAGEMENT OF THE TRUST...........................................................................2-29
CORPORATE AND MUNICIPAL BOND RATINGS..............................................................2-31
ADDITIONAL INFORMATION............................................................................2-41


                                     PART 1


                                  TRUST HISTORY


         The Evergreen Money Market Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. The foregoing is qualified in its entirety by reference to the Declaration of Trust.



                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Funds' practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

* 1. Diversification (Excluding Florida Fund, New Jersey Fund and Pennsylvania Fund)

         Each Fund, except  Pennsylvania Fund which is  nondiversified,  may not
make  any  investment  that  is  inconsistent  with  its   classification  as  a
diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2. Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or
instrumentalities   or,  in  the  case  of  Money  Fund,   domestic  bank  money
instruments).

         Further Explanation of Concentration Policy:.

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3. Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4. Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

         5. Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6. Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7. Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law, and without registering as a commodity pool operator under the Commodity Exchange Act.

         8. Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.


         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any cash collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay fees in connection with such loans.


         9. Investments in Federally Tax-Exempt Securities

                  Each Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission ("SEC") or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.

    OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI:

When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Illiquid and Restricted Securities
Investment in Other Investment Companies
Short Sales
U.S. Treasury Obligations
Stand-by Commitments
Floating Rate and Variable Rate Obligations
Municipal Securities


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of February 28, 1999, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of February 28, 1999.



                    Florida Municipal Money Market Class A

                    FUNB                                     83.16%
                    Attn: Cap Financial
                    230 S. Tryon Street
                    Charlotte, NC  28202-3215

                    First Union Brokerage Services           16.25%
                    301 South College Street
                    Charlotte, NC 28202-6000

                    Florida Municipal Money Market Class Y

                    Money Market Class A

                    FUNB                                     77.346%
                    Attn: Cap Financial
                    230 S. Tryon Street
                    Charlotte, NC 28202-3215

                    First Union Brokerage Services           8.708%
                    301 S. College Street
                    Charlotte, NC  28202-6000

                    Money Market Class B

                    None

                    Money Market Class C

                    J C Bradford & Company Cust              8.352%
                    Consolidated Investors
                    330 Commerce Street
                    Nashville, TN  37201-1809

                    State Street Bank and Trust Co.          6.724%
                    Paul K. Kugler
                    92 North Grove
                    East Aurora, NY  14052-1747

                    J C Bradford & Company                   5.886%
                    330 Commerce Street
                    Nashville, TN  37201-1809

                    Industrial Conveyor Corp.                5.479%
                    James G. Johnson &
                    Thomas A. Johnson Trustees
                    5324 Crestview Drive
                    Memphis, TN  38134

                    State Street Bank & Trust Co.            5.466%
                    Mark S. Matlock MD
                    2817 McClelland Blvd. #125
                    Joplin, MO 64804-1630

                    J C Bradford & Co. Trust                 5.420%
                    RCIP Limited Partners
                    330 Commerce Street
                    Nashville, TN  37201-1809

                    Money Market Class Y

                    First Union National Bank                61.812%
                    Attn: Ginny Batten
                    401 S. Tryon Street, 3rd Floor
                    Charlotte, NC 28202-1911

                    Byrd & Company                           8.715%
                    C/o First Union National Bank
                    Sweep Funds Processing
                    530 Walnut Street
                    Philadelphia, PA  19101

                    Pitcairn Trust Company                   5.448%
                    One Pitcairn Place
                    Jenkintown, PA  19046-3531

                    Municipal Money Market Class A



                    FUNB                                     80.430%
                    Attn: Cap Financial
                    230 S. Tryon Street
                    Charlotte, NC 28202-3215


                    First Union Brokerage Services           11.958%
                    301 S. College Street
                    Charlotte, NC  28202-6000

                    Municipal Money Market Class Y

                    First Union National Bank                32.933%
                    Attn: Ginny Batten
                    11th Floor
                    301 S. Tryon Street
                    Charlotte, NC  28288

                    Pitcairn Trust Company                   10.139%
                    One Pitcairn Place
                    Jenkintown, PA  19046-3531

                    New Jersey Municipal Money Market Class A

                    FUNB                                     62.01%
                    Attn: Cap Financial
                    230 S. Tryon Street
                    Charlotte, NC  28202-3215

                    First Union Brokerage Services           37.69%
                    301 South College Street
                    Charlotte, NC  28202-6000

                    Pennsylvania Municipal Money Market Class A

                    FUNB                                     79.79%
                    Attn: Cap Financial
                    230 S. Tryon Street
                    Charlotte, NC  28202-3215

                    First Union Brokerage Services           19.67%
                    301 South College Street
                    Charlotte, NC  28202-6000

                    Pennsylvania Municipal Money Market Class Y

                    First Union National Bank                61.86%
                    Trust Accounts
                    Attn:  Ginny Batten
                    401 S. Tryon Street, 3rd Floor
                    Charlotte, NC  28202-1911

                    First Union Brokerage Services           7.56%
                    301 S. College Street
                    Charlotte, NC  28202-6000

                    Johnathan B. Detwiler                    7.51%
                    P.O. Box 69
                    Phoenixville, PA  19460-0069

                    Agnes C. Kim                             5.84%
                    760 Conshohocken State Road
                    Gladuyne, PA  19035-1416

                    Treasury Money Market Class A

                    FUNB                                     69.85%
                    Attn: Cap Financial
                    230 S. Tryon Street
                    Charlotte, NC  28202-3215


                    First Union National Bank                13.90%
                    Attn: Ginny Batten
                    301 S. Tryon Street, 11th floor
                    Charlotte, NC  28202-1910

                    First Union Brokerage Services           5.64%
                    301 S. College Street
                    Charlotte, NC  28202-6000

                    Treasury Money Market Class Y

                    First Union National Bank                85.41%
                    Attn: Ginny Batten
                    301 S. Tryon Street, 11th Floor
                    Charlotte, NC  28202-1910



                                    EXPENSES


Advisory Fees

         Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Florida Fund, Money Fund, Municipal Fund and New Jersey Fund. Lieber & Company acts as sub-advisor to these Funds, and is reimbursed by EAMC for the costs of providing sub-advisory services. EAMC is entitled to receive from each of these Funds an annual fee based on the Fund's average daily net assets, as follows:
Florida Municipal Money Market is .45% of Fund's average daily net assets. New Jersey Municipal Money Market is .45% of Fund's average daily net assets. EAMC is entitled to receive from Money Fund and Treasury Fund an annual fee based on the Fund's average daily net assets as follows:



                  Average Daily Net Assets           Fee

                     First 1 billion                0.50%

                     Over $1 billion                0.45%


         Evergreen   Investment   Management   ("EIM"),   formerly  the  Capital
Management Group of First Union National Bank, is the investment advisor to Treasury Fund. EIM is entitled to receive from Treasury Fund an annual fee equal to 0.35% of the average daily net assets of the Fund.


         EIM is also the investment advisor to Pennsylvania Fund. EIM is entitled to receive from Pennsylvania Fund an annual fee based on the average daily net assets, as follows:


                      Average Daily Net Assets             Fee

                          First $500 million              0.40%

                          Next $500 million               0.36%

                          Next $500 million               0.32%

                          Over $1.5 billion               1.5%


Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal periods.


  Fund/Fiscal Year or Period                                       Advisory Fee                    Waiver
 Year or Period Ended 1999

   Florida Fund (Three months ended 1/31/99)                              $107,393                $45,775

   Money Fund (Year ended 1/31/99)                                      $24,349,144                 -0-

   Municipal Fund (Year ended 1/31/99)                                   $6,136,621                 -0-

   New Jersey Fund (Three months ended 1/31/99)                           $114,832                $61,737

   Pennsylvania Fund (Year ended 1/31/99)                                 $376,038                  -0-

   Treasury Fund (Year ended 1/31/99)                                   $13,851,709                 -0-

 Year or Period Ended 1998*

  Money Fund (Year ended 1/31/98)                                        $6,801,389                 -0-

  Municipal Fund (Year ended 1/31/98)                                    $2,155,943                 -0-

  Pennsylvania Fund (Year ended 1/31/98)                                  $111,425                $17,363

  Treasury Fund (Year ended 1/31/98)                                     $4,446,822                 -0-

  Year or Period Ended 1997**

  Money Fund (Year ended 8/31/97)                                       $13,092,396             $1,482,584

  Municipal Fund (Year ended 8/31/97)                                    $5,695,367              $183,559

  Pennsylvania Fund (Year ended (8/31/97)                                 $275,516                $62,049

  Treasury Fund (Year ended 8/31/97)                                    $10,831,288              $132,244

*Five months ended January 31, 1998.
**Twelve months ended August 31, 1997.


Brokerage Commissions

         The Funds paid no brokerage commissions during the fiscal year or period ended January 31, 1999.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

  Fund/Fiscal Year or Period                          Total                   Underwriting
                                                      Underwriting            Commissions
                                                      Commissions             Retained
 Year or Period Ended 1999

   Florida Fund (Three months ended 1/31/99)                    0                       0

   Money Fund (Year ended 1/31/99)                           $243,233                   0

   Municipal Fund (Year ended 1/31/99)                          0                       0

   New Jersey Fund (Three months ended 1/31/99)                 0                       0
  Pennsylvania Fund (Year ended 1/31/99)                       0                       0

   Treasury Fund (Year ended 1/31/99)                           0                       0


 Year or Period Ended 1998

   Money Fund (Year ended 1/31/98)                              0                       0

   Municipal Fund (Year ended 1/31/98)                          0                       0

   Pennsylvania Fund (Year ended 1/31/98)                       0                       0

   Treasury Fund (Year ended 1/31/98)                           0                       0


  Year or Period Ended 1997

   Money Fund (Year ended 1/31/97)                              0                       0

   Municipal Fund (Year ended 1/31/97)                          0                       0

   Pennsylvania Fund (Year ended 1/31/97)                       0                       0

   Treasury Fund (Year ended 1/31/97)                           0                       0


Underwriting


          Each Fund may not underwrite securities of other issues, except insofar as each Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.



12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year or period ended January 31, 1999. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.



                                  Class A                            Class B                             Class C
  Fund

                        Distribution    Service Fees       Distribution     Service Fees       Distribution     Service Fees
                        Fees                               Fees                                Fees
Florida Fund                  0              $71,590             N/A               N/A               N/A             N/A

Money Fund                    0            $11,866,370        $463,118          $154,373           $39,140         $13,047

Municipal Fund                0            $2,255,210            N/A               N/A               N/A             N/A

New Jersey Fund               0              $76,555             N/A               N/A               N/A             N/A

Pennsylvania Fund             0             $178,215*            N/A               N/A               N/A             N/A

Treasury Fund                 0            $9,205,494            N/A               N/A               N/A             N/A


* Voluntary waiver of $118,810

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended January 31, 1999. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.



   Trustee         Aggregate Compensation from         Total Compensation from
                          Trust                       Trust and Fund Complex
                                                           Paid to Trustees**

 Laurence B. Ashkin                   $16,150                       $75,500

 Charles A. Austin, III               $16,150                       $75,500

 K. Dun Gifford                       $15,629                       $73,000

 James S. Howell                      $21,322                       $98,000

 Leroy Keith Jr.                      $15,629                       $73,000

 Gerald M. McDonnell                  $16,150                       $75,500

 Thomas L. McVerry                    $18,443                       $86,500

 William Walt Pettit                  $14,619                       $68,000

 David M. Richardson                  $15,510                       $72,375

 Russell A. Salton, III               $17,141                       $78,500

 Michael S. Scofield                  $17,141                       $78,500

 Richard J. Shima                     $15,629                       $73,000

 Robert J. Jeffries*                  $7,019                        $32,500

 Foster Bam*                          $7,505                        $35,000


 *Former Trustee; retired as of December 31, 1997.
 **Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended January 31, 1999. The amounts listed below will be payable in later years to the respective Trustees:

      Austin            $11,325
                  Howell            $75,500
                  McDonnell         $78,500
                  McVerry           $79,200
                  Petit             $68,000
                  Salton            $86,500
                  Scofield          $  2,750



                                   PERFORMANCE

Current, Effective and Tax Equivalent Yields

         Below are the yields for each class of shares of the Funds for the seven-day period ended January 31, 1999. With respect to the tax-equivalent yield of the Municipal Fund, a federal tax rate of 36% is assumed, and for Pennsylvania Fund, a combined federal and state tax rate 37.8% is assumed. For more information, see Yield under "Performance Calculations" in Part 2 of this SAI.



Fund/Class
                              Current              Effective     Tax Equivalent
                                                                     Yield

Florida Fund

Class A                        2.15%                2.17%                 3.38%
Class Y                        2.53%                2.56%                 3.95%

Money Fund

Class A                        4.38%                4.47%                  N/A
Class B                        3.68%                3.72%                  N/A
Class C                        3.68%                3.72%                  N/A
Class Y                        4.68%                4.79%                  N/A

Municipal Fund

Class A                        2.50%                2.51%                 3.91%
Class Y                        2.80%                2.82%                 4.38%

New Jersey Fund

Class A                        2.04%                2.06%                 3.40%
Class Y                         N/A                  N/A                   N/A

Pennsylvania Fund

Class A                        2.43%                2.46%                 3.91%
Class Y                        2.53%                2.57%                 4.07%

Treasury Fund

Class A                        4.10%                4.18%                  N/A
Class Y                        4.30%                4.50%                  N/A


Total Return

         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of January 31, 1999. The returns for Florida Fund and New Jersey Fund are cumulative. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.



Fund/Class            One Year          Five Years         Ten Years or Since             Inception Date
                                                                 Inception
Money Fund

Class A                4.90%                4.85%                  5.47%                        01/04/95

Class B                -0.82%               3.92%                  5.17%                        01/26/95

Class C                3.16%                4.80%                  5.44%                        08/01/97

Class Y                5.21%                5.11%                  5.60%                         11/02/87


Municipal Fund

Class A                 3.07%                3.13%                 3.85%                        01/05/95

Class Y                 3.38%                3.37%                 4.03%                        11/02/88


Treasury Fund

Class A                 4.75%                4.75%                 4.37%                      03/06/91

Class Y                 5.07%                5.07%                 4.67%                      03/06/91


Pennsylvania Fund

Class A                 2.96%                3.08%                 2.97%                      08/22/95

Class Y                3.07%                3.13%                 3.01%                      08/15/91


Florida Fund

Class A                 N/A                  N/A                   0.69%                      10/26/98

Class Y                 N/A                  N/A                   0.72%                      12/29/98


New Jersey Fund

Class A                 N/A                  N/A                   0.66%                       10/26/98

Class Y                 N/A                  N/A                   N/A                           N/A

The returns for the Money Market Classes A, B and C prior to inception are based upon the historical performance of Class Y, the original class offered, the inception of which is 11/2/1987, and do not reflect 12b-1 fees. If 12b-1 fees had been reflected returns would have been lower.


The returns for the Municipal Money Market Class A prior to inception are based upon the historical performance of Class Y, the original class offered, the inception of which is 11/2/1988, and do not reflect 12b-1 fees. If 12b-1 fees had been reflected returns would have been lower.

The returns for the Pennsylvania Municipal Money Market Class A prior to inception are based upon the historical performance of Class Y, the original class offered, the inception of which is 8/15/1991, and do not reflect 12b-1 fees. If 12b-1 fees had been reflected returns would have been lower.


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Florida Fund, New Jerse Fund, Treasury Fund and Pennsylvania Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The fee paid to EIS is calculated in accordance with the following schedule:



                      Assets                Fee

                  first $7 billion         0.050%
                  next $3 billion          0.035%
                  next $5 billion          0.030%
                  next $10 billion         0.020%
                  next $5 billion          0.015%
                  over $30 billion         0.010%


         EIS also provides facilities, equipment and personnel to Money Fund and Municipal Fund on behalf of Evergreen Asset Management Corp.

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.



      Fund Type                       Annual Fee     Annual Fee
                                       Per Open      Per Closed
                                       Account*       Account**


      Monthly Dividend Funds            $25.50          $9.00
      Quarterly Dividend Funds          $24.50          $9.00
      Semiannual Dividend Funds         $23.50          $9.00
      Annual Dividend Funds             $23.50          $9.00
      Money Market Funds                $25.50          $9.00


     *For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
     *Closed accounts are maintained on the system in order to facilitate historical and tax information.



Distributor


         Evergreen Distributor, Inc. ("EDI") markets the Funds through broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.


Independent Auditors

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of Treasury Fund, Pennsylvania Fund, Florida Fund and New Jersey Fund.

         PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, audits the financial statements of Money Fund and Municipal Fund.

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is P.O. Box 9021, Boston, Massachusetts 02205-9827.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C.
20036.



                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                    ADDITIONAL INFORMATION CONCERNING FLORIDA

         The performance of the Florida Fund and the Florida High Income Fund is susceptible to various statutory, political and economic factors unique to the State of Florida. The information summarized below describes some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by each Fund. Such information is derived from various public sources all of which are available to investors generally and which each Fund believes to be accurate.

State Economy

         General. Florida is the nation's fourth most popular state with an estimated population of 14,713,000 as of April 1, 1997. Only California, New York and Texas have populations larger than Florida. The State's population grew from 6,800,000 in 1970 to 12,900,000 in 1990 and to an estimated 14,713,000 in
1997. This represents a 13.7% growth since the 1990 Census. Florida's population is primarily an urban population with approximately 85% of its population located in urbanized areas. The University of Florida, Bureau of Economic and Business Research projects Florida's population will exceed 17,900,000 by April 1, 2010.

 Economic Condition and Outlook. The current Florida Economic Consensus Estimating Conference (February 5, 1998) forecast shows that the Florida economy is expected to grow at a moderate pace along with the nation, but will continue to outperform the U.S. as a whole. Total non-farm employment is expected to increase 3.9% for the 1997-98 fiscal year which began July 1, 1997. By the end of fiscal year 1998-99, non-farm employment is expected to reach an average of
6.7 million. Trade and service employment, the two largest sectors, account for more than half of total non-farm employment. Florida's unemployment rate is forecasted at 4.6% for 1997-98, then to rise to 4.8% in 1998-99.

         Tourism is an important element of Florida's economy. Tourist arrivals are expected to increase 2.1% for 1997-98 and 4.0% for 1998-99. Air tourist will increase 1.6% and 3.7%, while auto tourists will increase 2.7% and 4.2%, respectively. By the end of 1997-98, 43.8 million domestic and international tourists are expected to have visited the State. In 1998-99, tourist visits should reach 45.6 million.

Florida's Budget Process

         Balance Budget Requirement. Florida's constitution requires an annual balanced budget. In addition, the constitution requires a Budget Stabilization Fund equal to 4% of the last fully completed fiscal year's net revenue collections for the General Revenue Fund for the fiscal year 1997-98 and 5% for fiscal year 1998-99 and thereafter. In the Governor's 1998-99 Recommended Budget, the Budget Stabilization Fund is required to be funded at 5%, or $785 million.

     State Revenue Limitations. On November 8, 1994, the citizens of Florida enacted a Constitutional Amendment on state revenue. This amendment provides that the rate of growth in state revenues is limited to no more than the average annual growth rate in Florida personal income during the past five years. Revenue growth in excess of the limitation is to be deposited into the Budget Stabilization Fund unless two-thirds of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the past five years times state revenues for the previous year.

         Budget Process. Chapter 216 Florida Statutes, promulgates the process used to develop the budget for the State of Florida. By September 1 of each year, the head of each State agency and the Chief Justice of the Supreme Court for the Judicial Branch submit a final annual legislative budget request to the Governor and Legislature. Then, at least 45 days before the scheduled annual legislative session in each year, the Governor, as chief budget officer, submits his recommended budget to each legislator.

         The Governor also provides estimates of revenues sufficient to fund the recommended appropriations. Estimates for the General Revenue Fund, Budget Stabilization Fund and Working Capital Fund are made by the Revenue Estimating Conference (see the description of the budgetary basis fund types in the next section). This group includes members of the executive and legislative branches with forecasting experience who develop official information regarding anticipated State and local government revenues as needed for the State budgeting process. In addition to the Revenue Estimating Conference, other consensus estimating conferences cover national and state economics, national and state demographics, the state public education system, criminal justice system, social services system, transportation planning and budgeting, the child welfare system, the juvenile justice system and the career education planning process.

         Trust fund revenue estimates are generally made by the agency that administers the fund. These estimates are reviewed by the Governor and then incorporated into his recommended budget.

         The Governor's recommended budget forms the basis of the appropriations bill. As amended and approved by the Legislature (subject to the line-item veto power of the Governor and override authority of the Legislature), this bill becomes the General Appropriations Act.

         The Governor and the Comptroller are responsible for detecting conditions which could lead to a deficit in any agency's funds and reporting that fact to the Administration Commission and the Chief Justice of the Supreme Court. The Constitution of the State, Article VII, Section 1(d), states, "Provision shall be made by law for raising sufficient revenue to defray the expenses of the State for each fiscal year."

         The Legislature is responsible for annually providing direction in the General Appropriations Act regarding the use of the Working Capital Fund to offset General Revenue Fund deficits. Absent any specific direction to the contrary, the Governor and the Chief Justice of the Supreme Court shall comply with guidelines provided in Section 216.221(5), F.S., for reductions in the approved operating budgets of the executive branch and the judicial branch.


 The State of Florida is progressing toward full implementation of a performance-based budgeting system. Chapter 216., F.S., designates when each department will be phased into this new budgeting method. Some agencies are already subject to the performance-based budgeting standards and all agencies will be under this new system by the fiscal year ended June 30, 2002. With performance-based budgeting, a department receives a lump-sum appropriation from the Legislature for each designated program at the beginning of the year. The Governor, for State agencies, or the Chief Justice, for the judicial branch, is responsible for allocating the amounts among the traditional appropriation categories so that specified performance standards can be met. At any time during the year, the agency head or Chief Justice may transfer appropriations between categories within the performance-based program with no limit on the amount of the transfer in order for the designated program to accomplish its objectives. However, no transfer from any other budget entity may be made into the performance-based program, nor may any funds be transferred from the performance-based program to another budget entity, except pursuant to Section 216.77, FS.

         Line Item Veto. Florida's Constitution grants the Governor the power to veto any specific appropriation in a general appropriation bill, but the Governor may not veto any qualification or restriction without also vetoing the appropriation to which it relates. A statement identifying the items vetoed and containing his or her objections thereto must be delivered to the appropriate house in which the bill originated, if in session, otherwise to the Secretary of State. The legislature may reconsider and restate the vetoed specific appropriation items by a two-thirds vote of each house.

         Revenues. The State accounts for its receipts using fund accounting. It has established the General Revenue Fund, the working Capital Fund and various other trust funds, which are maintained for the receipt of monies which under law or trust agreements must be maintained separately. The General Revenue Fund consists of all monies received by the State from every source whatsoever which are not allocable to the other funds. Major sources of tax revenues for the General Revenue Fund are the sales and use tax, the corporate income tax, and the intangible personal property tax, which are projected for fiscal year 1998-99 to amount to 71%, 8% and 4%, respectively, of the total receipts of that fund. Florida's constitution and statutes mandate that the state budget as a whole and each separate fund within the State budget be kept in balance from currently available revenues for each fiscal year.

 Sales and Use Tax. The greatest single source of tax receipts in Florida is the sales and use tax, which is projected to amount to $12.5 billion for fiscal year 1998-99. The sales tax rate is 6% of the sales price of tangible personal property sold at retail in the State. The use tax rate is 6% of the cash price of fair market value of tangible personal property when it is not sold but is used, or stored for use, in the State. In other words, the use tax applies to the use of tangible personal property in Florida, which was purchased in another state but would have been subject to the sales tax if purchased in Florida. Approximately 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by such counties and municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 1% sales surtax within their county. Proceeds from this local option sales surtax can be earmarked for funding county wide bus and rapid transit systems, local infrastructure construction and maintenance, medical care for indigents and capital projects for county school districts as set forth in Section 212.055(2), of the Florida Statutes.

         The two taxes, sales and use, stand as complements to each other, and taken together provide a uniform tax upon either the sale at retail or the use of all tangible personal property irrespective of where it may have been purchased. The sales tax also includes a levy on the following: (1) rentals on tangible personal property and accommodations in hotels, motels, some apartments, offices, real estate, parking and storage places in parking lots, garages and marinas for motor vehicles or boats; (ii) admissions to places of amusements, most sports and recreation events; (iii) utilities, except those used in homes; and (iv) restaurant meals and expendables used in radio and television broadcasting. Exemptions include: groceries; medicines; hospital rooms and meals; seeds, feeds, fertilizers and farm crop protection materials; purchases by religious, charitable and educational nonprofit institutions; professional services, insurance and certain personal service transaction; newspapers; apartments used as permanent dwellings; and kindergarten through community college athletic contests or amateur plays.

         Other State Taxes. Other taxes which Florida levies include the motor fuel tax, intangible property tax, documentary stamp tax, gross-receipts utilities tax and severance tax on the production of oil and gas and the mining of solid minerals, such as phosphate and sulfur.

 Government Debt. Florida maintains a high bond rating from Moody's Investors Service (AMoody=s@) (AA+), Standard and Poor's (AS&P@)(AA) and Fitch IBCA, Inc. (AFitch@) (AA) on all state general obligation bonds. Outstanding general obligation bonds have been issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

         Numerous government units, counties, cities, school districts and special taxing district, issue general obligation bonds backed by their taxing power. State and local government units may issue revenue obligations, which are supported by the revenues generated from the particular projects or enterprises. Examples include obligations issued to finance the construction of water and sewer systems, health care facilities and educational facilities. In some cases, sewer or water revenue obligations may be further secured by the full faith and credit of the State.

         Florida's Constitution generally limits state bonds pledging the full faith and credit of the state, to those necessary to finance or refinance the cost of state fixed capital outlay projects authorized by law, and then only upon approval by a vote of the electors. The constitution further limits the total outstanding principal of such bonds to no more than 50% of the total tax revenues of the state for the two preceding fiscal years, excluding any tax revenues held in trust. Exceptions to the requirement for voter approval are:
(i) bonds issued for pollution control and abatement and solid waste disposal facilities and other water facilities authorized by general law and operated by state or local governmental agencies; and (ii) bonds issued to finance or refinance the cost of acquiring real property or rights thereto for state roads as defined by law, or to finance or refinance the cost of state bridge construction.

    State revenue bonds may be issued without a vote of the electors to finance or refinance the cost of state fixed capital outlay projects authorized by law, as long as they are payable solely from funds derived directly from sources other than State tax revenues. Revenue bonds may be issued to establish a student loan fund, as well as to finance or refinance housing and related facilities so long as repayments come solely from revenues derived from the fund or projects so financed. The Constitution imposes no limit on the principal amount of revenue bonds which may be issued by the state and Local Governmental Agency. Local Governmental Agencies, such as counties, school boards or municipalities may issue bonds, certificates of indebtedness or any form of tax anticipation certificate, payable from ad valorem taxes and maturing more than 12 months from the date of issuance only: (i) to finance or refinance capital projects authorized by law, and only when approved by a vote of the electors who are property owners living within boundaries of the agency. Generally, ad valorem taxes levied by a Local Governmental Agency may not exceed 10 mills on the value of real estate and tangible personal property unless approved by the electors. Local Governmental Agencies may issue revenue bonds to finance or refinance the cost of capital projects for airports or port facilities or for industrial or manufacturing plants, without the vote of electors, so long as the revenue bonds are payable solely from revenues derived from the projects.

         Other Factors. The performance of the obligations issued by Florida, its municipalities, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within Florida. Adverse changes to state-wide, regional or local economies may adversely affect the creditworthiness of Florida, its municipalities, etc. Also, some revenue obligations may be issued to finance construction of capital projects which are leased to nongovernmental entities. Adverse economic conditions might affect those lessees' ability to meet their obligations to the respective governmental authority which in turn might jeopardize the repayment of the principal of, or the interest on, the revenue obligations.

Litigation

         Due to its size and broad range of activities, the State is involved in numerous routine legal actions. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable, however, according to the departments involved, the results of such litigation pending or anticipated will not materially affect the State of Florida=s financial position. The information disclosed in this Litigation Section has been deemed material by the Florida Auditor General and has been derived from information disclosed in the Florida Comptroller=s Annual Report dated January 29, 1998. No assurance can be made that other litigation has not been filed or is not pending which may have a material impact on the State=s financial position.

A.       Coastal Petroleum v. State of Florida

         Case No. 90-3195, 2nd Judicial Circuit. This is an inverse condemnation case claiming that the action of the Trustees and Legislature constitute a taking of Coastal=s leases for which compensation is due. The Circuit judge granted the State=s motion for summary judgment finding that as a matter of law, the State had not deprived Coastal of any royalty they might have. Coastal appealed to the First District Court of Appeals, but the case was remanded to Circuit Court for trial. On August 6, 1996, final judgment was made in favor of the State. Coastal petitioned the Florida Supreme Court for a review, which was denied on January 28, 1998.


B. Florida Department of Transportation v. 745 Property Investments, CSX Transportation, Inc. and Continental Equities

         Case No. 94-17739 CA 27, Dade County Circuit Court. This cases involves the Florida Department of Transportation (FDOT) and CSX Transportation, Inc. FDOT has filed an action against the adjoining property owners seeking a declaratory judgment from the Dade County Circuit Court that the Department is not the owner of the property that is subject to a claim by the U.S. Environmental Protection Agency (EPA). The case was dismissed and FDOT=s appeal of the order of dismissal is pending in the Third District Court of Appeal.

         The EPA is seeking clean-up costs, pursuant to the Comprehensive Environmental Response Compensation and Liability Act, regarding property which the EPA alleges is owned by the FDOT (and formerly owned by CSX Transportation, Inc.). The EPA has agreed to await the outcome of the Department=s declaratory action before proceeding further. If the Department is unsuccessful in its actions, the possible clean-up costs could exceed $25 million.

C.       Jenkins v. Florida Department of Health and Rehabilitative Services

         Case No. 79-102-CIV-J-16, United States District Court. This is a class action suit on behalf of clients of residential placement for the developmentally disabled seeking refunds for services where children were entitled to free education under the Education for Handicapped Act. The district court held that the State could not charge maintenance fees for children between the ages of 5 and 17 based on the Education for Handicapped Act. The State=s potential cost of refunding these charges could exceed $42 million. Attorneys are in the process of negotiating a settlement amount.

D. Nathan M. Hameroff, M.D., et. al. v. Agency for Health Care Administration, et. al.

         Case No. 95-5036, Leon County Circuit Court. The plaintiffs challenge the constitutionality of the Public Medical Assistance Trust Fund (PMATF) annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services. A trial has not been scheduled. Plaintiff filed a Notice of Pendency of Class Action on July 29, 1997. If the State is unsuccessful in its actions, the potential refund liability could amount to approximately $70 million.

E.       Walden v. Department of Corrections

         Case No. 95-40357-WS (USDC N.D. Fla.) This action is brought by one captain and one lieutenant in the Department of Corrections seeking declaratory judgment that they (and potentially 700 similarly situated others) are not exempt employees under the Fair Labor Standards Act (FLSA) and, therefore, are entitled to overtime compensation at a rate of not less than one and one-half times their regular rate of pay for overtime hours worked since April 1, 1992, forward and including liquidated damages. The U.S. District Court for the Northern District of Florida entered an order dismissing the case for lack of jurisdiction on June 24, 1996. Plaintiffs filed a lawsuit against the Department (Case No. 96-3955) in July 1996 at the State level (Circuit Court, Second Judicial Circuit), making the same allegations at that level which plaintiffs previously made before the U.S. District Court for the Northern District of Florida. On December 20, 1996, that Court determined that it has jurisdiction over the FLSA claim. On December 10, 1997, the Court entered final summary judgment. Plaintiffs were not awarded any damages, but were awarded attorneys' fees and costs.

F.       Barnett Bank v. Department of Revenue

         Case No. 97-02375, 4th Judicial Circuit, involves the issue of whether Florida's refund statute for dealer repossessions authorizes the Department to grant a refund to a financial institution as the assignee of numerous security agreements governing the sale of automobiles and other property sold by dealers. The questions turn on whether the Legislature intended the statute only to provide a refund or credit to the dealer who actually sold the tangible personal property and collected and remitted the tax or intended that right to be assignable. Several banks have applied for refunds; the potential refund to financial institutions exceeds $30,000,000.

ADDITIONAL INFORMATION CONCERNING NEW JERSEY

New Jersey Municipal Securities

The financial condition of the State of New Jersey, its public authorities (the "Authorities") and its local governments, could affect the market values and marketability of, and therefore the net asset value per share and the interest income of New Jersey Tax Free Income Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. The following section provides only a brief summary of the complex factors affecting the financial situation in New Jersey and is based on information obtained from New Jersey, certain of its Authorities and certain other localities, as publicly available on the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of New Jersey, and that there is no obligation on the part of New Jersey to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by New Jersey.

Economic Factors

New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,077 people per square mile, it is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. The State's central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices. According to the United States Bureau of the Census, the population of New Jersey was 7,170,000 in 1970, 7,365,000 in 1980, 7,730,000 in 1990 and 7,988,000 in 1996. Historically, New Jersey's average per capita income has been well above the national average, and in 1996 the State ranked second among the states in per capita personal income ($31,053).

While New Jersey's economy continued to expand during the late 1980s, the level of growth slowed considerably after 1987. By the beginning of the national recession in July 1990 (according to the National Bureau of Economic Research), construction activity had already been declining in New Jersey for nearly two years, growth had tapered off markedly in the service sectors and the long-term downward trend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. The net effect was a decline in the State's total nonfarm wage and salary employment from a peak of 3,689,800 in 1989 to a low of 3,457,900 in 1992. This loss has been followed by an employment gain of 255,600 from May 1992 to June 1997, a recovery of 97.5% of the jobs lost during the recession. In July 1991, S&P lowered the State's general obligation bond rating from AAA to AA+.

Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to a recessionary peak of 8.5% during 1992. Since then, the unemployment rate fell to 6.2% during 1996 and 5.5% for the six month period from January 1997 through June 1997.

For the recovery period as a whole, May 1992 to June 1997, service-producing employment in New Jersey has expanded by 283,500 jobs. Hiring has been reported by food stores, wholesale distributors, trucking and warehousing firms, security and commodity brokers, business and engineering/management service firms, hotels/hotel-casinos, social service agencies and health care providers other than hospitals. Employment growth was particularly strong in business services and its personnel supply component with increases of 17,300 and 7,500, respectively, in the 12-month period ending June 1997.

In the manufacturing sector, employment losses slowed between 1992 and 1994. After an average annual job loss of 33,500 from 1989 through 1992, New Jersey's factory job losses fell to 13,300 during 1993 and 7,300 during 1994. During 1995 and 1996, however, manufacturing job losses increased slightly to 10,100 and 13,900 respectively, reflecting a slowdown in national manufacturing production activity. While experiencing growth in the number of production workers in 1994, the number declined in 1995 at the same time that managerial and office staff were also reduced as part of nationwide downsizing. Through August 1996, layoffs of white collar workers and corporate downsizing appear to be abating.

Conditions have slowly improved in the construction industry, where employment has risen by 18,600 since its low in May 1992. Between 1992 and 1996, this sector's hiring rebound was driven primarily by increased homebuilding and nonresidential projects. During 1996 and the first five months of 1997, public works projects and homebuilding became the growth segments while nonresidential construction lessened but remained positive.

State Finances

The State operates on a fiscal year beginning July 1 and ending June 30. For example, "Fiscal Year 1999" refers to the State's fiscal year beginning July 1, 1998 and ending June 30, 1999. The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State is accounted for in the General Fund. Revenues received from taxes and unrestricted by statute, most federal revenue and certain miscellaneous revenue items are recorded in the General Fund. The appropriations act provides the basic framework for the operation of the General Fund. Undesignated Fund Balances are available for appropriation in succeeding fiscal years. There have been positive Undesignated Fund Balances in the General Fund at the end of each year since the State Constitution was adopted in 1947. The estimates for Fiscal Year 1998 and Fiscal Year 1999 reflect the amounts contained in the Governor's Fiscal Year 1999 Budget Message delivered on February 10, 1998.

In Fiscal Years 1996 and 1997, the actual General Fund balances were $442.0 million and $280.5 million, respectively, and total Undesignated Fund Balances were $882.2 million and $1,106.4 million. For Fiscal Years 1998 and 1999 General Fund balances are estimated to be $268.7 million and $144.0 million, respectively, and total Undesignated Fund Balances are estimated to be $1,021.3 million and $6750.0 million.

Fiscal Years 1998 and 1999 State Revenue Estimates

Sales and Use Tax. The revised estimate forecasts Sales and Use tax collections for Fiscal Year 1998 as $4,720.0 million, a 6.9% increase from the Fiscal Year 1997 revenue. The Fiscal Year 1999 estimate of $4,928.0 million, is a 4.4% increase from the Fiscal Year 1998 estimate. Gross Income Tax. The revised estimate forecasts Gross Income Tax collections for Fiscal Year 1998 of $5,340.0 million, a 10.7% increase from Fiscal Year 1997 revenue. The Fiscal Year 1999 estimate of $5,860.0 million, is a 9.7% increase from the Fiscal Year 1998 estimate. Included in the Fiscal Year 1998 estimate and the Fiscal Year 1999 estimate is the enactment of a property tax deduction, to be phased in over a three-year period, permitting a deduction by resident taxpayers against gross income tax of a percentage of their property taxes.

Corporation Business Tax. The revised estimate forecasts Corporation Business Tax collection for Fiscal Year 1998 as $1,315.1 million, a 2.2% decrease from Fiscal Year 1997 revenue. The Fiscal Year 1999 estimate of $1,431.0 million, is an 8.8% increase from the Fiscal Year 1998 estimate. General Considerations. Estimated receipts from State taxes and revenues, including the three principal taxes set forth above, are forecasts based on the best information available at the time of such forecasts. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections being more or less than forecasted.

Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. There are additional means by which the Governor may ensure that the State is operated efficiently and does not incur a deficit. No supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised her plenary powers leading to, among other actions, implementation of a hiring freeze for all State departments and the discontinuation of programs for which appropriations were budgeted but not yet spent. Under the State Constitution, no general appropriations law or other law appropriating money for any State purpose may be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same fiscal year, exceeds the total amount of revenue on hand and anticipated to be available for such fiscal year, as certified by the Governor.

                 ADDITIONAL INFORMATION CONCERNING PENNSYLVANIA

General

         The  Commonwealth  of  Pennsylvania,  the fifth  most  populous  state, historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of the Commonwealth's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind in both the service sector and the trade sector as a source of employment in Pennsylvania. The Commonwealth is the headquarters for 58 major corporations. Pennsylvania's average annual unemployment rate for the year 1990 has generally not been more than one percent greater or lesser than the nation=s annual average unemployment rate. The seasonally adjusted unemployment rate for Pennsylvania for May, 1998 was 4.3% and for the United States for May, 1998 was 4.3%. The population of Pennsylvania,12.02 million people in 1997 according to the U.S. Bureau of the Census, represents an increase from the 1988 estimate of 11.846 million. Per capita income in Pennsylvania for 1996 of $24, 803 was higher than the per capita income of the United States of $24,426. The Commonwealth's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of the Commonwealth are made, closed fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997 with positive fund balances of $688.304 million, $635.182 million and $1,364.9 million respectively.

Debt

         The Commonwealth may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (for projects such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. The Commonwealth had outstanding general obligation debt of $4.795 million at June 30, 1997. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. At March 11, 1997, all outstanding general obligation bonds of the Commonwealth were rated AA- by Standard & Poor's Corporation and Aa3 by Moody's Investors Service, Inc. (see Appendix H). There can be no assurance that these ratings will remain in effect in the future. Over the five-year period ending June 30, 2003, the Commonwealth has projected that it will issue notes and bonds totaling $2,984.5 million and retire bonded debt in the principal amount of $2,350.9 million.

         Certain agencies created by the Commonwealth have statutory authorization to incur debt for which Commonwealth appropriations to pay debt service thereon are not required. As of June 30, 1997, one of these agencies, the Pennsylvania Turnpike Commission, had total outstanding indebtedness of $1,177.6 million. The Combined total debt outstanding for all other above mentioned agencies as of December 31, 1997 was $7,047.4. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. The only obligations of agencies in the Commonwealth that bear a moral obligation of the Commonwealth are those issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

Local Government Debt

         Numerous  local   government   units  in  Pennsylvania   issue  general
obligation (i.e., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by the Commonwealth. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt, i.e., that approved by the voters, is unlimited. In addition, local government units and municipal and other authorities may issue revenue obligations that are supported by the revenues generated from particular projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefitting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligations debt.

Litigation

         Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, in Baby Neal v. Commonwealth, the American Civil Liberties Union filed a lawsuit against the Commonwealth seeking an order that would require the Commonwealth to provide additional funding for child welfare services. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. In Pennsylvania Association of Rural and Small Schools v. Casey, the constitutionality of Pennsylvania=s system for funding local school districts has been challenged. No estimates for the amount of these claims are available.

Other Factors

         The performance of the obligations held by the Fund issued by the Commonwealth, its agencies, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within the Commonwealth and to the creditworthiness of certain non-Commonwealth related obligers, depending upon the Pennsylvania Fund's portfolio mix at any given time. Adverse changes to the state-wide, regional or local economies or changes in government may adversely affect the creditworthiness of the Commonwealth, its agencies and municipalities, and certain other non-government related obligers of Pennsylvania tax-free obligations (e.g., a university, a hospital or a corporate obligor). The City of Philadelphia, for example, experienced severe financial problems which impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. Conversely, some obligations held by the Fund will be almost exclusively dependent on the creditworthiness of one underlying obligor, such as a project occupant or provider of credit or liquidity support.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Fund for Total Return may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

(i)      Farm Credit System, including the National Bank for
                  Cooperatives, Farm Credit Banks and Banks for Cooperatives;
         (ii)     Farm Home Administration;
         (iii)    Federal Home Loan Banks;
         (iv)     Federal Home Loan Mortgage Corporation;
         (v)      Federal National Mortgage Association; and
         (vi)     Student Loan Marketing Association.

         Securities Issued by the Government National Mortgage Association ("GNMA")

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.


         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.
         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.
Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in Payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the services were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         You may buy shares of the Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. The Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:


      REDEMPTION TIME                                               CDSC RATE
      Month of purchase and the first 12-month
      period following the month of purchase. ..........................5.00%
      Second 12-month period following the month of purchase............4.00%
      Third 12-month period following the month of purchase.............3.00%
      Fourth 12-month period following the month of purchase............3.00%
      Fifth 12-month period following the month of purchase.............2.00%
      Sixth 12-month period following the month of purchase.............1.00%
      Thereafter........................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

 Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares



         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of EIM, EAMC, EIMC, Meridian Investment Company, First International Advisors, Ltd., or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.


Institutional Shares, Institutional Service Shares and Charitable Shares

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional, Institutional Service and Charitable shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to the Distributor or its predecessor.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The  following   information  is  not   applicable  to   Institutional,
Institutional Service and Charitable shares.

         If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.



Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as Trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.


Waiver of CDSCs


         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1.   an increase in the share value above the net cost of such shares;

         2.   certain  shares  for  which the Fund did not pay a  commission  on
              issuance,   including  shares  acquired  through  reinvestment  of
              dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9.   a  financial  hardship  withdrawal  made  by  a  retirement   plan
              participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

Calculation of Net Asset Value

         The Fund calculates its net asset value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         1. Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         2. Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         3. Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         4. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         5. Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at
             prices deemed  in  good  faith  to  be  fair  under   procedures
             established by the Board of Trustees.



                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:



                                [OBJECT OMITTED]



         P = initial payment of $1,000 T = average total return N = number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          [OBJECT OMITTED]  [OBJECT OMITTED]
         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

           If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.


 All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (I) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1


         The Fund bears some of the costs of selling its Class A, Class B, and, when applicable, Class C shares, or Institutional Service shares, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These "12b-1 fees" or "distribution fees" are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its, Class A, Class B, and, when applicable, Class C shares, or Institutional Service shares, the Fund may incur expenses for distribution costs up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:




                            Class A                        0.75%*

                            Class B                        1.00%

                            Class C                        1.00%

                            Institutional Service          0.25%*



               *Currently limited to 0.25% or less. See the expense table in the prospectus of the Fund in which you are interested.


         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate the Distributor pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B and, if applicable, Class C shares, or Institutional Service shares. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:



                   Class A                     0.25%*

                   Class B                     1.00%

                   Class C                     1.00%

                   Institutional Service       0.25%*



                  *May be lower. See the expense table in the prospectus of the
                   Fund in which you are interested.


         The Agreements provide that the Distributor will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3) to otherwise promote the sale of Fund shares.

         The Agreements also provide that the Distributor may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. The Distributor may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to the Distributor under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.


         Since the Distributor's compensation under the Agreements is not directly tied to the expenses incurred by the Distributor, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to the Distributor. Distribution expenses incurred by the Distributor in one fiscal year that exceed the compensation paid to the Distributor for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission ("SEC") make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and
(ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (I) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (I) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Municipal Bond Fund Shareholders

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on the Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

  Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the investment advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by EAMC, Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

     After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Masters ) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Masters, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

         The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Masters only)

         Masters' investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are Evergreen Asset Management Corp., MFS Institutional Advisors, Inc. ("MFS"), OppenheimerFunds, Inc. ("Oppenheimer") and Putnam Investment Management, Inc. ("Putnam").

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                     MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.
See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, Vice Chairman of the Board, Michael Scofield and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                     Position with Trust  Principal Occupations for Last Five Years
Laurence B. Ashkin       Trustee             Real estate  developer  and  construction  consultant;  and President of
(DOB: 2/2/28)                                Centrum  Equities and Centrum Properties, Inc.

Charles A. Austin III    Trustee             Investment Counselor to Appleton Partners, Inc.; former Director, Executive Vice
(DOB: 10/23/34)                              President and Treasurer,  State Street Research & Management Company (investment advice);  Director,  The Andover Companies (Insurance);  and Trustee,  Arthritis
                                             Foundation of New England

K. Dun Gifford           Trustee             Trustee,  Treasurer and Chairman of the Finance  Committee,  Cambridge  College;
(DOB: 10/12/38)                              Chairman Emeritus and Director,  American  Institute of Food and Wine;  Chairman
                                             and  President,  Oldways  Preservation  and Exchange Trust  (education);  former
                                             Chairman  of the Board,  Director,  and  Executive  Vice  President,  The London
                                             Harness Company; former Managing Partner,  Roscommon Capital Corp.; former Chief
                                             Executive  Officer,  Gifford  Gifts of Fine  Foods;  former  Chairman,  Gifford,
                                             Drescher & Associates (environmental consulting)

James S. Howell          Chairman of the     Former  Chairman of the  Distribution  Foundation for the Carolinas;  and former
(DOB: 8/13/24)           Board of Trustees   Vice President of Lance Inc. (food manufacturing).

Leroy Keith, Jr.         Trustee             Chairman of the Board and Chief  Executive  Officer,  Carson  Products  Company;
(DOB: 2/14/39)                               Director of Phoenix  Total  Return Fund and  Equifax,  Inc.;  Trustee of Phoenix
                                             Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                             and former President, Morehouse College.

Gerald M. McDonnell      Trustee             Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                               (steel producer).

Thomas  L. McVerry       Trustee             Former Vice President and Director of Rexham  Corporation  (manufacturing);  and
(DOB: 8/2/39)                                former Director of Carolina Cooperative Federal Credit Union.

William Walt  Pettit     Trustee             Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson      Trustee             Vice  Chair  and  former  Executive  Vice  President,  DHR  International,  Inc.
(DOB: 9/14/41)                               (executive recruitment); former Senior Vice President, Boyden International Inc.
                                             (executive recruitment);  and Director, Commerce and Industry Association of New
                                             Jersey, 411 International, Inc., and J&M Cumming Paper Co.

Russell A. Salton, III MD Trustee            Medical Director, U.S. Health Care/Aetna Health Services;  former Managed Health
 (DOB: 6/2/47)                               Care Consultant; and former President, Primary Physician Care.

Michael S. Scofield      Trustee             Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima         Trustee             Former Chairman,  Environmental  Warranty,  Inc. (insurance  agency);  Executive
(DOB: 8/11/39)                               Consultant,  Drake  Beam  Morin,  Inc.  (executive  outplacement);  Director  of
                                             Connecticut  Natural  Gas  Corporation,  -Hartford  Hospital,  Old  State  House
                                             Association, Middlesex Mutual Assurance Company, and Enhance Financial Services,
                                             Inc.; Chairman,  Board of Trustees,  Hartford Graduate Center; Trustee,  Greater
                                             Hartford YMCA; former Director,  Vice Chairman and Chief Investment Officer, The
                                             Travelers  Corporation;  former  Trustee,  Kingswood-Oxford  School;  and former
                                             Managing Director and Consultant, Russell Miller, Inc.

William J. Tomko*        President and       Executive Vice President/Operations, BISYS Fund Services.
(DOB:8/30/58)            Treasurer

Nimish S. Bhatt*         Vice President and  Vice  President,  Tax, BISYS Fund  Services;  former  Assistant Vice  President,
(DOB: 6/6/63)            Assistant Treasurer EAMC/First Union Bank; former Senior Tax Consulting/Acting  Manager,  Investment
                                             Companies Group, PricewaterhouseCoopers LLP, New York.


Bryan Haft*               Vice President     Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

Michael H. Koonce        Secretary           Senior Vice President and Assistant  General Counsel,  First Union  Corporation;
(DOB: 4/20/60)                               former  Senior  Vice  President  and  General   Counsel,   Colonial   Management
                                             Associates, Inc.

*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001



                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS

     MOODY?S           S&P              FITCH           Credit Quality
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     Aa                AA               AA              Almost Excellent Quality (very low risk)
     A                 A                A               Good Quality (low risk)
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     Ba                BB               BB              Questionable Quality (definite risk)
     B                 B                B               Low Quality (high risk)
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
                       D                DDD/DD/D        In Default



                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and
         S&P believes that a payment will be made, in which case the rating can be maintained; or
! Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.
--  High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection. -- Broad margins in earnings coverage of fixed financial changes and high internal cash generation. -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor?s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor?s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor?s inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.


D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

!        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and
         S&P believes that a payment will be made, in which case the rating can be maintained; or
! Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added ?+? to denote any exceptionally strong credit feature. F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge" Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                      SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.
--  High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection. -- Broad margins in earnings coverage of fixed financial changes and high internal cash generation. -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings. F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                             EVERGREEN EQUITY TRUST

                                     PART C

                               OTHER INFORMATION


Item 23    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(c) Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and First             Post-Effective  Amendment No. 4 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on May 31, 1998 ("Post-
                                                                 Effective Amendment No. 4")

(d)(2)    Investment Advisory and Management                     Post-Effective Amendment No. 4
          Agreement between the Registrant and Evergreen
          Asset Management Corp.

(e)(1)    Class A and Class C Principal Underwriting             Post-Effective Amendment No. 4
          Agreement between the Registrant and Evergreen
          Distributor, Inc.

(e)(2)    Class B Principal Underwriting Agreement               Post-Effective Amendment No. 4
          between the Registrant and Evergreen Distributor,
          Inc. (Evergreen)

(e)(3)    Class Y Principal Underwriting Agreement               Post-Effective Amendment No. 4
          between the Registrant and Evergreen Distributor,
          Inc.

(e)(4)    Specimen of Dealer Agreement used by Evergreen         Incorporated by reference to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(f)       Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(g)       Custodian Agreement between the Registrant             Post-Effective Amendment No. 4
          and State Street Bank and Trust Company


(h)(1)    Administration Agreement between Evergreen             Post-Effective Amendment No. 4
          Investment Services, Inc. and the Registrant


(h)(2)    Transfer Agent Agreement between the                   Post-Effective Amendment No. 4
          Registrant and Evergreen Service Company


(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Registration Statement


(j)(1)    Consent of PriceWaterhouseCoopers, LLP


(j)(2)    Consent of KPMG Peat Marwick, LLP

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Post-Effective Amendment No. 4

(m)(2)    12b-1 Distribution Plan for Class B                    Post-Effective Amendment No. 4
          (Evergreen)


(m)(3)    12b-1 Distribution Plan for Class C                    Post-Effective Amendment No. 4


(n)       Financial Data Schedules


(o)       Multiple Class Plan




Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None


Item 25.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisers are contained in their Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   President, First Union Corporation; Vice
                                   Chairman and President, First Union National
                                   Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

Item 27.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 1st day of April, 1999.

                          EVERGREEN MONEY MARKET TRUST


                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of April, 1999.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------
(j)(1)                   Consent of PricewaterhouseCoopers LLP
(j)(2)                   Consent of KPMG Peat Marwick LLP
(n)                      Financial Data Schedules